Supplement dated June 5, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund (the Fund)	5/1/24	5/1/24
The portfolio manager information for Allspring Global Investments, LLC (Allspring) under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Thomas Ognar, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2010
Robert Gruendyke, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2020
David Nazaret, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2020
Michael Smith, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	May 2024
Christopher Warner, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	May 2024
Thomas Ognar has announced his intention to retire from Allspring in August 2025.  He will continue to serve as Co-Portfolio Manager for Allspring's sleeve of the Fund until July 26, 2024.  After July 26, 2024, all references to Thomas Ognar in Summary Prospectus and Prospectus are hereby removed.
The rest of the section remains the same.
The portfolio manager information for Allspring under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Thomas Ognar, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2010
Robert Gruendyke, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2020
David Nazaret, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2020
Michael Smith, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	May 2024
Christopher Warner, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	May 2024
Mr. Ognar joined Allspring from its predecessors, Wells Fargo Asset Management and Strong Capital Management, which he joined in 1998. Mr. Ognar began his investment career in 1993 and earned a B.S. from Miami University and an M.S. from the University of Wisconsin, Madison.
Mr. Gruendyke joined Allspring from its predecessor, Wells Fargo Asset Management, where he began in 2008. Mr. Gruendyke began his investment career in 1999 and earned a B.A. from Duke University.
Mr. Nazaret joined Allspring from its predecessor, Wells Fargo Asset Management, where he began in 2007. Mr. Nazaret began his investment career in 2000 and earned a B.A. from Vanderbilt University.
Mr. Smith joined Allspring from its predecessors, Wells Fargo Asset Management and Strong Capital Management, which he joined in 2000. Mr. Smith began his investment career in 1999 and earned a B.A. from DePauw University.
Mr. Warner joined Allspring from its predecessor, Wells Fargo Asset Management, which he joined in 2007. Mr. Warner began his investment career in 2002 and earned a B.S. from the University of Illinois and an M.B.A. from the Ross School of Business at the University of Michigan.
Thomas Ognar has announced his intention to retire from Allspring in August 2025.  He will continue to serve as Co-Portfolio Manager for Allspring's sleeve of the Fund until July 26, 2024.  After July 26, 2024, all references to Thomas Ognar in Summary Prospectus and Prospectus are hereby removed.
The rest of the section remains the same.
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for Allspring as it pertains to VP - Partners Small Cap Growth Fund is hereby superseded and replaced with the following:
Thomas Ognar has announced his intention to retire from Allspring in August 2025.  He will continue to serve as Co-Portfolio Manager for Allspring's sleeve of the Fund until July 26, 2024.  After July 26, 2024, all references to Thomas Ognar in Statement of Additional Information are hereby removed.
SUP7057-0002_(06/24)

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – Partners Small Cap Growth Fund	Allspring: Robert Gruendyke	8 RICs 4 PIVs 30 other accounts	$5.95 billion $624.13 million $711.55 million	None	Allspring	Allspring
	David Nazaret	8 RICs 4 PIVs 30 other accounts	$5.95 billion $624.13 million $711.55 million	None
	Thomas Ognar	8 RICs 4 PIVs 30 other accounts	$5.95 billion $624.13 million $711.55 million	None
	Michael Smith(e)	9 RICs 5 PIVs 23 other accounts	$3.89 billion $782.69 million $2.17 billion	1 other account ($80.10 M)
	Christopher Warner(e)	9 RICs 5 PIVs 23 other accounts	$3.89 billion $782.69 million $2.17 billion	1 other account ($80.10 M)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(e)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of April 30, 2024.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7057-0002_(06/24)